SCHEDULE OF FUTURE MINIMUM PAYMENTS FOR OPERATING LEASES (Details)	Jun. 30, 2022 USD ($)
Accounting Policies [Abstract]
2022	$ 195,527
2023	275,255
2024	91,751
Total	$ 562,533